Taxation - Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset [Abstract]
Balance as of beginning of period / year	$ 5,227,971	$ 2,297,022	$ 2,297,022
Additions of valuation allowance	805,664	$ 746,968	2,745,227
Foreign currency translation adjustments	(43,438)		185,722
Balance as of end of period / year	$ 5,990,197		$ 5,227,971